Note 9 - Stockholders' Equity - Common Stock Reserved for Future Issuance (Details)	Dec. 31, 2023 shares
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	346,563
Warrant [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	345,956
Share-Based Payment Arrangement, Option [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	607
Shares Available for Grant Under Equity Incentive Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	0